Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2015
Other Balance Sheet Components
Schedule of other balance sheet components

As of December 31,
	2013	2014	2015
(In thousands)
Accounts receivable, net:
Accounts receivable		$282,525	$243,712
Allowance for doubtful accounts:
Balance at the beginning of year	$(11,054)	(16,307)	(22,761)
Additional provision charged to expenses	(10,385)	(21,574)	(14,933)
Write-off	5,132	15,120	22,714

Balance at the end of year	$(16,307)	(22,761)	(14,980)

		$259,764	$228,732

Prepaid expenses and other current assets:
Prepayments and loan to investees		$58,916	$91,940
Issuance cost of convertible debt		—	4,892
Rental and other deposits		9,264	10,369
Content fees and revenue share		12,047	7,125
Advertising and marketing fees		1,897	2,387
Dividend receivable		7,735	7,783
Others		15,488	15,812

		$105,347	$140,308

Property and equipment, net:
Computers and equipment		$211,236	$204,949
Leasehold improvements		14,857	14,258
Furniture and fixtures		12,324	11,110
Other		2,162	4,927

		240,579	235,244
Less: Accumulated depreciation		(176,850)	(187,749)

		$63,729	$47,495

Other assets:
Prepayment for land use right and office building		$158,957	$178,294
Loan to an investee1		—	97,930
Loan to a third party2		—	21,000
Issuance cost of convertible debt		10,483	—
Investment related deposits		9,457	14,948
Deferred tax assets3		4,320	7,769
Others		241	264

		$183,458	$320,205

Accrued liabilities3:

Accrued sales rebates		63,407	61,163
Accrued payroll related expenses (including sales commission)		52,961	74,754
Advertising and marketing expenses		36,930	51,279
Content fees		9,550	8,614
Revenue share costs		27,352	35,815
Turnover tax		18,524	26,652
Deposit from an investee		—	19,608
Internet connection costs		14,532	13,109
Professional fee		3,255	4,684
Others		50,189	47,613

		$276,700	$343,291

1  In 2015, the Company entered into a loan agreement with a minor investee. The loan principal amounted to $ 98 million (RMB 620 million) with an annual interest rate of 8% in support of the investee’s business development and expansion for three years, which will be matured in August 2018. Bundled with the loan agreement, the Company acquired a contingent conversion right for converting the loan into the equity investment with a favorite conversion price when certain conditions are met. Considering such arrangement did not satisfy the net settlement requirement, the Company did not deem the conversion right as an embedded derivative and did not bifurcate it.

2  In 2015, the Company issued a $21 million two-year’s loan dominated in US$ with 3% annual interest rate to Company A, which was secured by a loan from a related party of Company A with the similar terms and equivalent Rmb amount under other long-term liabilities.

3  In 2015, the Company early adopted the guidance of ASU 2015-17 issued by FASB in November 2015, which requires entities to present deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”)as non-current in the  balance sheet.  Pursuant to the guidance, the Company retrospectively reclassified $3.9 million of current DTA from prepaid expenses and other current assets into other assets, and reclassified $1.1 million of current DTL from accrued liabilities to other long-term liabilities in the consolidated balance sheet as of December 31, 2014.